Cover	Jul. 28, 2022	May 04, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 28, 2022
Entity Registrant Name	RealNetworks, Inc.
Entity Incorporation, State or Country Code	WA
Entity File Number	001-37745
Entity Tax Identification Number	91-1628146
Entity Address, Address Line One	1501 First Avenue South, Suite 600
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98134
City Area Code	(206)
Local Phone Number	674-2700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	RNWK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company		false
Amendment Flag	false
Entity Central Index Key	0001046327
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, Par Value $0.001 per share
Convertible Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Preferred Share Purchase Rights